Employee Benefit Expenses (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) Individuals	Dec. 31, 2018 CNY (¥) Individuals	Dec. 31, 2017 CNY (¥) Individuals
Employee benefit expenses [abstract]
Wages and salaries	¥ 1,931,121	¥ 1,814,991	¥ 1,769,535
Social welfare costs	782,789	712,556	622,854
Others	433,462	374,029	349,331
Share-based payments granted to directors and employees	0	(13,004)	11,276
Total employee benefit expense	¥ 3,147,372	¥ 2,888,572	¥ 2,752,996
Number of individuals with the highest emoluments disclosed | Individuals	5	5	5